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[LETTERHEAD OF UNITED INVESTORS LIFE]


                                  May 11, 2001



VIA EDGAR TRANSMISSION
----------------------

U. S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re: Titanium Annuity Variable Account (File No. 333-43022)
         Rule 497(j) Certification

Commissioners:

     On behalf of Titanium Annuity Variable Account (the "Account") and in lieu of filing with the Commission the form of prospectus and statement of additional information dated May 1, 2001 that was used in connection with the offering by United Investors Life Insurance Company (the "Company") of certain deferred variable annuity insurance policies funded through the Account, the Company hereby certifies that:

     (1) The form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the "1933 Act") would not have differed from that contained in Post-Effective Amendment No. 1 to the Account's registration statement under the 1933 Act("PEA 1") on Form N-4, as filed with the Commission on April 27, 2001; and

     (2)  the text of PEA 1 has been filed with the Commission electronically.

     Please call Cathy C. Pilcher at (205) 325-4307 if you have questions or comments regarding this filing.

                           UNITED INVESTORS LIFE INSURANCE COMPANY





                           By: /s/ John H. Livingston
                               --------------------------------
                               John H. Livingston, Esquire
                               Secretary and Counsel

JHL:dk

cc: Frederick R. Bellamy